Bank and Other Borrowings (Details)	6 Months Ended
	Jun. 30, 2025 MYR (RM) RM / shares shares	Jun. 30, 2025 USD ($)	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) shares	Dec. 31, 2024 MYR (RM)
Bank and Other Borrowings [Line Items]
Principal amount	RM 600,000				$ 142,426	RM 815,359
Repayment of bank borrowings	RM 39,100	$ 9,281	RM 77,519	$ 16,433
Redeemable preference shares (in Shares) | shares	600,000				600,000
Redeemable preference shares face value	RM 600,000
Redeemable preferred shares, par value (in Ringgits per share) | RM / shares	RM 1
Shares redeemable at fair value	RM 600,000
Loan 1 [Member]
Bank and Other Borrowings [Line Items]
Principal amount	RM 150,000
Borrowings, interest rate	5.00%				5.00%
Repayment of bank borrowings	RM 3,318
Borrowings, maturity	June 2023	June 2023
Loan Two [Member]
Bank and Other Borrowings [Line Items]
Principal amount	RM 200,000
Borrowings, interest rate	3.50%				3.50%
Repayment of bank borrowings	RM 3,639
Borrowings, maturity	June 2026	June 2026
Loan 3 [Member]
Bank and Other Borrowings [Line Items]
Principal amount	RM 300,000
Borrowings, interest rate	3.50%				3.50%
Repayment of bank borrowings	RM 6,136
Borrowings, maturity	October 2026	October 2026